Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Earnings per share [Text Block]

9Earnings per share

Accounting policies
The company presents basic and diluted earnings per share (EPS) data for its common shares. Basic EPS is calculated by dividing the Net income (loss) attributable to shareholders by the weighted average number of common shares outstanding (after deduction of treasury shares) during the period. Diluted EPS is determined by adjusting the Net income (loss) attributable to shareholders and the weighted average number of common shares outstanding (after deduction of treasury shares) during the period, for the effects of all dilutive potential common shares, which comprise performance shares, restricted shares and share options granted under share-based compensation plans as well as forward contracts to repurchase shares.

Philips Group

Earnings per share

in millions of EUR unless otherwise stated1)

	2020	2021	2022
Income from continuing operations	999	612	(1,618)
Income from continuing operations attributable to shareholders	991	608	(1,622)
Income from continuing operations attributable to non-controlling interests	8	4	3
Income from discontinued operations	196	2,711	13
Income from discontinued operations attributable to shareholders	196	2,711	13
Net income	1,195	3,323	(1,605)
Net income attributable to shareholders	1,187	3,319	(1,608)
Net income attributable to non-controlling interests	8	4	3

Weighted average number of common shares outstanding (after deduction of treasury shares) during the period	907,721,150	904,271,675	881,615,862
Plus incremental shares from assumed conversions of:
Share options	757,622	387,125	25,506
Performance shares	5,561,501	2,548,891	1,147,790
Restricted shares	2,584,728	2,376,736	1,986,538
Forward contracts to repurchase shares		70,329	17,611,920
Dilutive potential common shares2)	8,903,851	5,383,080	20,771,753
Diluted weighted average number of shares outstanding (after deduction of treasury shares) during the period	916,625,001	909,654,754	881,615,862
Basic earnings per common share in EUR
Income from continuing operations attributable to shareholders	1.09	0.67	(1.84)
Income from discontinued operations attributable to shareholders	0.22	3.00	0.02
Net income attributable to shareholders	1.31	3.67	(1.82)
Diluted earnings per common share in EUR2)
Income from continuing operations attributable to shareholders	1.08	0.67	(1.84)
Income from discontinued operations attributable to shareholders	0.21	2.98	0.02
Net income attributable to shareholders	1.29	3.65	(1.82)

Dividend distributed per common share in EUR	0.85	0.85	0.85
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.2)The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive